American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2070 Portfolio
April 30, 2026

One Choice Blend+ 2070 Portfolio - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 60.4%
Avantis U.S. Equity Fund G Class	6,892	158,519
Avantis U.S. Small Cap Value Fund G Class	869	17,771
Focused Dynamic Growth Fund G Class	1,501	130,832
Focused Large Cap Value Fund G Class	11,852	130,722
Heritage Fund G Class	1,193	31,628
Mid Cap Value Fund G Class	1,966	31,207
Small Cap Growth Fund G Class	671	17,699
		518,378
International Equity Funds — 34.6%
Avantis Emerging Markets Equity Fund G Class	1,428	24,371
Avantis International Equity Fund G Class	6,695	113,078
Emerging Markets Fund G Class	1,955	36,818
Focused International Growth Fund G Class	2,070	40,861
Global Real Estate Fund G Class	1,643	24,419
International Small-Mid Cap Fund G Class	1,290	16,898
Non-U.S. Intrinsic Value Fund G Class	3,821	40,766
		297,211
Domestic Fixed Income Funds — 3.5%
Avantis Core Fixed Income Fund G Class	2,626	22,058
High Income Fund G Class	663	5,772
Inflation-Adjusted Bond Fund G Class	196	2,104
		29,934
International Fixed Income Funds — 1.2%
Emerging Markets Debt Fund G Class	331	3,120
Global Bond Fund G Class	824	7,189
		10,309
Money Market Funds — 0.3%
U.S. Government Money Market Fund G Class	2,109	2,109
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $840,193)		857,941
OTHER ASSETS AND LIABILITIES — 0.0%		24
TOTAL NET ASSETS — 100.0%		$857,965

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period December 1, 2025 (fund inception) through April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	—	$202	$51	$7	$158	7	—	$1
Avantis U.S. Small Cap Value Fund	—	23	6	1	18	1	—	—
Focused Dynamic Growth Fund	—	166	40	5	131	2	$(1)	1
Focused Large Cap Value Fund	—	174	43	—	131	12	(1)	4
Heritage Fund	—	43	10	(1)	32	1	—	2
Mid Cap Value Fund	—	42	11	—	31	2	—	1
Small Cap Growth Fund	—	24	6	—	18	1	—	—
Avantis Emerging Markets Equity Fund	—	31	8	1	24	1	—	—
Avantis International Equity Fund	—	147	36	2	113	7	—	1
Emerging Markets Fund	—	45	11	3	37	2	—	—
Focused International Growth Fund	—	54	13	—	41	2	—	—
Global Real Estate Fund	—	32	9	1	24	2	—	—
International Small-Mid Cap Fund	—	22	5	—	17	1	—	—
Non-U.S. Intrinsic Value Fund	—	55	13	(1)	41	4	—	1
Avantis Core Fixed Income Fund	—	29	7	—	22	3	—	—
High Income Fund	—	8	2	—	6	1	—	—
Inflation-Adjusted Bond Fund	—	3	1	—	2	—	—	—
Emerging Markets Debt Fund	—	4	1	—	3	—	—	—
Global Bond Fund	—	10	3	—	7	1	—	—
U.S. Government Money Market Fund	—	3	1	—	2	2	—	—
	—	$1,117	$277	$18	$858	52	$(2)	$11
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.